Related party transactions	12 Months Ended
Sep. 30, 2021
Related party transactions
Related party transactions

27.    Related party transactions

In the year ended September 30, 2021, Arqit Limited paid $11,679 (2020: $7,982) for the Company secretarial and accounting costs of Arqit PTE, a Company owned 50% by D Williams and 50% by D Bestwick. All related party transactions were on an arm’s length basis.

On August 20, 2021, Arqit Limited entered into a loan agreement whereby D Williams, a director of the Group, loaned the company £2,000,000 at an interest rate of 8%. The loan was repaid on September 17, 2021. During the year ended September 30, 2021 interest of $14,401 and fees of $88,800 were charged on the loan.

On August 20, 2021 Arqit Limited entered into a loan agreement whereby D Bestwick, a director of the Group, loaned the company £2,000,000 at an interest rate of 8%. The loan was repaid on September 17, 2021. During the year ended September 30, 2021 interest of $14,401 and fees of $88,800 were charged on the loan.

As at September 30, 2020, there was a receivable of $20,673 relating to an advance on commission paid to D Williams, a director of the Group. This was fully repaid in December 2020.

27.    Related party transactions (continued)

In the year ended September 30, 2021, Arqit Limited paid $103,861 (2020: $Nil) for the director services of Lt General VL Jamieson who is a director of AQI. All related party transactions were on an arm’s length basis.

In the year ended September 30, 2021, Arqit Limited paid $73,398 (2020: $Nil) for the director services of General S Wilson who is a director of AQI. All related party transactions were on an arm’s length basis.

There were no further related party transactions.